CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Sep. 30, 2025
Condensed Financial Statements, Captions [Line Items]
SCHEDULE OF COMPREHENSIVE (LOSS)/INCOME

	As of	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	517	8,394
Accounts receivable, net	-	51,171
Prepaid expenses and other current assets, net	11,640	15,911
Due from related parties	566	555
Inventories	6,351	4,694
Total current assets	19,074	80,725
Non-current assets
Property and equipment, net	39,599	36,684
Operating lease right-of-use assets, net	1,714	1,172
Finance lease right-of-use assets, net	2,246	2,246
Intangible assets, net	205	189
Deferred loss on sale-leaseback	605	526
Total non-current assets	44,369	40,817
Total assets	63,443	121,542

Liabilities
Current liabilities
Accounts payable	138,504	184,720
Short-term borrowings	57,600	62,367
Notes payable	-	8,000
Current portion of government grants	1,812	1,812
Due to related parties	16,949	17,162
Lease liability	4,085	2,554
Other payables and accrued liabilities	64,604	55,955
Current liabilities related to discontinued operations	1,601	-
Total current liabilities	285,155	332,570
Non-current liabilities
Long-term borrowings	6,000	5,700
Government grants	2,530	1,623
Lease liability - non-current	1,619	1,014
Total non-current liabilities	10,149	8,337

Total liabilities	295,304	340,907

SCHEDULE OF COMPREHENSIVE (LOSS)/INCOME

STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

	Six months ended September 30,
	2024	2025
	RMB	RMB

Loss from equity method investments	(15,582)	9,357
Operating expenses	(111,735)	(3)
Net (loss)/income	(127,317)	9,354
Foreign currency translation difference	1,231	(9,748)
Comprehensive (loss)/income	(126,086)	(394)

SCHEDULE OF CASH FLOWS

STATEMENTS OF CASH FLOWS

	Six months ended September 30,
	2024	2025
	RMB	RMB

CASH FLOW FROM OPERATING ACTIVITIES
Net (loss)/income	(127,317)	9,354
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	15,582	(9,357)
Share-based compensation and expenses	107,975	-
Prepaid expenses and other current assets	283	503
Inter-company payable (net of inter-company receivable)	(33,090)	8,635
Related parties	(258)	973
Other payables and accrued liabilities	2,986	(1,664)
Net cash (used in)/provided by operating activities	(33,839)	8,444
Loan received/(paid) from a shareholder	(2,479)	-
Proceeds from issuance of ordinary shares	35,088	-
Effect of exchange rate changes on cash and cash equivalent and restricted cash	1,233	(8,446)
Net change in cash and cash equivalent	3	(2)
Cash and cash equivalents, beginning of year	1	2
Cash and cash equivalents, end of year	4	-

Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
SCHEDULE OF COMPREHENSIVE (LOSS)/INCOME

BALANCE SHEETS

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
ASSETS
Current assets
Cash and Cash equivalents	2	-
Prepaid expenses and other current assets	26,516	26,012
Inter-company receivable	466,289	446,439
Non-current assets
Investment in subsidiary	(563,937)	(377,906)
Total assets	(71,130)	94,545

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	(324)	42
Due to related parties	22,906	23,880
Other payables and accrued liabilities	38,951	25,705
Total liabilities	61,533	49,627

Shareholders’ equity
Class A ordinary shares, par value US$0.5; Authorized: 900,000,000 shares; Issued and outstanding: 7,208 shares as of March 31, 2025 and 210,970 shares as of September 30, 2025*	26	719
Class B ordinary shares, par value US$0.001; Authorized: 100,000,000 shares; nil shares issued and outstanding as of March 31, 2025 and September 30, 2025	-	-
Additional paid-in capital	732,909	1,070,667
Subscription Receivables	-	(160,476)
Accumulated deficit	(878,915)	(869,561)
Accumulated other comprehensive income	13,317	3,569
Total shareholder’s equity	(132,663)	44,918
Total liabilities and shareholders’ equity	(71,130)	94,545

*	On March 31, 2025, the Company effected a 1-for-10 reverse share split of its ordinary shares; on November 11, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on January 26, 2026, the Company effected a 1-for-5 reverse share split of its Class A ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 17 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (cont.)

STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

	Six months ended September 30,
	2024	2025
	RMB	RMB

Loss from equity method investments	(15,582)	9,357
Operating expenses	(111,735)	(3)
Net (loss)/income	(127,317)	9,354
Foreign currency translation difference	1,231	(9,748)
Comprehensive (loss)/income	(126,086)	(394)